CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net revenues
Total revenue from external customers	$ 35,518,790	$ 45,477,926	$ 42,622,650
Cost of revenues	12,974,135	16,841,915	21,933,678
Gross profit	22,544,655	28,636,011	20,688,972
Operating expenses:
General and administrative (including share-based compensation of $2,739,892, $1,829,364 and $977,519 for 2017, 2018 and 2019, respectively)	12,186,108	14,254,137	15,250,086
Product development (including share-based compensation of $216,374, $191,708 and $62,298 for 2017, 2018 and 2019, respectively)	9,144,180	13,924,460	16,208,000
Sales and marketing (including share-based compensation of $111,947, $219,440 and $74,011 for 2017, 2018 and 2019, respectively)	13,363,921	22,065,504	29,467,593
Loss from impairment of intangible assets	0	0	291,817
Total operating expenses	34,694,209	50,244,101	61,217,496
Government subsidies			230,174
Income (loss) from operations	(12,149,554)	(21,608,090)	(40,298,350)
Interest income	33,397	96,679	487,007
Interest expense		(1,101)	(3,204)
Exchange gain (loss), net	(134,172)	246,680	(131,461)
Loss on the interest sold and retained noncontrolling investment	(299,645)	(1,186,852)	(1,996,361)
Gain from sale of equity method investment			111,224
Income (Loss) from equity method investment	391	470	(13,404)
Other income (expense), net	22,692	34,498	(219,472)
Loss before income tax expense	(12,526,891)	(22,417,716)	(42,064,021)
Income tax expense	(216,857)	(52,779)	(324,416)
Net loss	(12,743,748)	(22,470,495)	(42,388,437)
Less: net loss attributable to the noncontrolling interest	(1,480,927)	(2,520,375)	(5,651,884)
Net loss attributable to China Finance Online Co. Limited	$ (11,262,821)	$ (19,950,120)	$ (36,736,553)
Net loss per share attributable to China Finance Online Co. Limited
Basic and Diluted	$ (0.10)	$ (0.18)	$ (0.32)
Weighted average shares used in calculating net loss per share
Basic and Diluted	114,687,282	113,883,030	113,601,949
Other comprehensive income (loss), net of tax:
Changes in foreign currency translation adjustment	$ 120,762	$ (362,398)	$ 2,400,548
Net unrealized gain (loss) from short-term investments available-for-sale	11,743	(72,755)	63,303
Less: reclassification adjustment for net (gains) losses included in net income	(11,743)	72,755	(63,303)
Other comprehensive income (loss), net of tax	120,762	(362,398)	2,400,548
Comprehensive loss	(12,622,986)	(22,832,893)	(39,987,889)
Less: comprehensive loss attributable to the noncontrolling interest	(1,480,927)	(2,520,375)	(5,651,884)
Comprehensive loss attributable to China Finance Online Co. Limited	(11,142,059)	(20,312,518)	(34,336,005)
Hong Kong Brokerage Services Revenues
Net revenues
Total revenue from external customers	15,799,347	22,343,950	25,281,733
Financial Information and Advisory Services Revenues
Net revenues
Total revenue from external customers	10,674,164	14,891,267	10,271,822
Advertising Revenues
Net revenues
Total revenue from external customers	8,310,150	7,312,947	3,588,499
Commodities Brokerage Services Revenues
Net revenues
Total revenue from external customers		49,960	2,588,426
Others
Net revenues
Total revenue from external customers	$ 735,129	$ 879,802	$ 892,170